PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 106,015	$ 120,652	$ 136,837
Prepayments and other current assets	109,047	112,091	39,678
Total current assets	407,431	713,349	700,741
Non-current assets:
Long-term investments	97,857	219,936	324,323
Total non-current assets	801,492	1,001,940	1,098,032
Total assets	1,208,923	1,715,289	1,798,773
Current liabilities:
Short-term loans and current portion of long-term loans	42,978	340,696	334,086
Accrued expenses and other liabilities	66,858	73,815	74,399
Total current liabilities	354,403	560,792	481,177
Non-current liabilities:
Convertible senior notes			168,266
Total non-current liabilities	262,716	437,676	617,688
Total liabilities	617,119	998,468	1,098,865
Commitments and contingencies
Shareholders equity:
Additional paid-in capital	545,173	544,425	542,122
Accumulated other comprehensive income (loss)	(9,031)	41,176	6,331
Retained earnings	154,577	230,139	255,575
Total shareholders' equity	591,804	716,821	699,213
Total liabilities and shareholders' equity	1,208,923	1,715,289	1,798,773
Parent Company
Current assets:
Cash and cash equivalents	2,926	19,220	44,413
Prepayments and other current assets	126	142	2,123
Total current assets	7,322	20,895	46,965
Non-current assets:
Long-term investments	17,355	16,074	44,656
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	984,175	1,076,380	1,021,808
Total non-current assets	1,001,530	1,092,454	1,066,464
Total assets	1,008,852	1,113,349	1,113,429
Current liabilities:
Short-term loans and current portion of long-term loans		50,000	68,186
Long-term bond payable, current	103,380
Accrued expenses and other liabilities	31,440	33,847	33,700
Amounts due to related parties	282,228	199,752	33,717
Total current liabilities	417,048	283,599	135,603
Non-current liabilities:
Long-term bond payable, non-current		112,929	110,347
Convertible senior notes			168,266
Total non-current liabilities		112,929	278,613
Total liabilities	417,048	396,528	414,216
Commitments and contingencies
Shareholders equity:
Additional paid-in capital	545,173	544,425	542,122
Accumulated other comprehensive income (loss)	(9,031)	41,176	6,331
Retained earnings	154,577	230,139	255,575
Treasury share	(111,283)	(111,287)	(117,183)
Total shareholders' equity	591,804	716,821	699,213
Total liabilities and shareholders' equity	1,008,852	1,113,349	1,113,429
Parent Company | Affiliated Entity
Current assets:
Amount due from related parties	4,270	1,533	429
Common Class A
Shareholders equity:
Ordinary Shares, Value	9,244	9,244	9,244
Common Class A | Parent Company
Shareholders equity:
Ordinary Shares, Value	9,244	9,244	9,244
Common Class B
Shareholders equity:
Ordinary Shares, Value	3,124	3,124	3,124
Common Class B | Parent Company
Shareholders equity:
Ordinary Shares, Value	$ 3,124	$ 3,124	$ 3,124